Transactions with related parties	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Transactions with related parties	Transactions with related parties
Transactions with related parties are defined and controlled in accordance with the Related-Party Policy approved by Inter’s Board of Directors. The policy defines and ensures transactions involving Inter and its shareholders or direct or indirect related parties. Transactions between related parties are carried out at common market rates and terms. Transactions related to subsidiaries are eliminated in the consolidation process, not affecting the consolidated financial statements.
Related party transactions were undertaken as follows:

	Parent Company (a)		Associates(b)		Key management personnel (c)		Other related parties (d)		Total
	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Assets
Loans and advances to customers	4,397	—	—	126	16,063	19,789	632,408	426,967	652,868	446,882
Stone Pagamentos S.A.* (e)	—	—	—	—	—	—	117,175	103,732	117,175	103,732
Arena Vencer Complexo Esportivo Multiuso SPE Ltda (e)	—	—	—	—	—	—	52,200	—	52,200	—
Log Commercial Properties e Participação S/A	—	—	—	—	—	—	79	61,914	79	61,914
MRV Engenharia e Participação S/A (f)	—	—	—	—	—	—	277,686	243,648	277,686	243,648
Conedi Participações LTDA(f)	—	—	—	—	—	—	54,331	—	54,331	—
Conedi Participações LTDA (g)	—	—	—	—	—	—	14,641	—	14,641	—
MRV Engenharia e Participação S/A (g)	—	—	—	—	—	—	80,057	—	80,057	—
Radio Itatiaia Ltda (g)	—	—	—	—	—	—	5,626	—	5,626	—
Urba Desenvolvimento Urbano S.A. (g)	—	—	—	—	—	—	14,226	—	14,226	—
Key management personnel (c)	—	—	—	—	16,063	19,789	—	—	16,063	19,789
Others (j)	4,397	—	—	126	—	—	16,387	17,673	20,784	17,799
Amounts due from financial institutions (g)	—	—	572,111	45,882	—	—	1,228,551	195,912	1,800,662	241,794
Granito soluções em pagamentos S.A.	—	—	572,111	45,882	—	—	—	—	572,111	45,882
Stone Pagamentos S.A.*	—	—	—	—	—	—	1,228,551	195,912	1,228,551	195,912
Securities (i)	23,386	371	—	4,144	14,050	25,962	112,252	146,085	149,688	172,418
Urba Desenvolvimento Urbano S.A.	—	—	—	—	—	—	8,150	—	8,150	—
Log Commercial Properties E Participações S/A	—	—	—	—	—	—	29,826	—	29,826	—
Conedi Participações Ltda	—	—	—	—	—	—	7,107	88,231	7,107	88,231
Key management personnel (c)	—	—	—	—	14,050	25,962	—	—	14,050	25,962
Others (j)	23,386	371	—	4,114	—	—	67,169	57,854	90,555	58,225

	Parent Company (a)		Associates(b)		Key management personnel (c)		Other related parties (d)		Total
	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Liabilities with customers - demand deposits	(1,350)	(318)	(7)	(766)	(981)	(800)	(10,324)	(9,318)	(12,662)	(11,202)
Novus Midia S.A.	—	—	—	—	—	—	(1,768)	—	(1,768)	—
Ong Movimento Bem Maior	—	—	—	—	—	—	(2,961)	—	(2,961)	—
Key management personnel (c)	—	—	—	—	(981)	(800)	—	—	(981)	(800)
Others (j)	(1,350)	(318)	(7)	(766)	—	—	(5,595)	(9,318)	(6,952)	(10,402)

(a)    Inter & Co is directly controlled by Costellis International Limited, SBLA Holdings and Hottaire;
(b)    Entities with significant influence by Inter & Co;
(c)    A Directors and member of the Board of Directors of Inter & Co;
(d)    Any immediate family members of key management personnel or companies controlled by them, including: companies which are controlled by immediate family members of the controller of Inter & Co; companies over which the controller or his immediate family members have significant influence; other investors that has significant influence over Inter & Co and their close family members.
(e)    Refers to working capital operations. The average rate applied is approximately 0.5% per month together with 110% to 120% of the monthly CDI;
(f)    These refer to the purchase of trade receivables from suppliers of the related party, characterized as "drawn risk" operations.
(g)    Refers to the advance/assignment of trade receivables from the related party, in which the risk is linked to that company's customers;
(h)    Consist of post-fixed CDB's and LCI's, carried out at rates compatible with the average of customers, with an average term of 16 to 20 months, and average rates of 99% to 102% of the CDI..
(i)    Refers to reimbursements between Inter subsidiaries;
(*)    In December 2022, Stone owned 4.20% of Inter share capital with voting rights in General Meetings.

	Parent Company (a)			Associates (b)			Key management personnel (c)			Other related parties (d)			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Interest income (e)	—	—	—	—	—	—	1,416	—	—	61,801	—	—	63,217	—	—
Conedi Participações Ltda	—	—	—	—	—	—	—	—	—	3,876	—	—	3,876	—	—
MRV Engenharia e Participação S/A	—	—	—	—	—	—	—	—	—	41,346	—	—	41,346	—	—
Stone Pagamentos S.A*	—	—	—	—	—	—	—	—	—	14,066	—	—	14,066	—	—
Arena Vencer Complexo Esportivo Multiuso Spe Ltda	—	—	—	—	—	—	—	—	—	1,375	—	—	1,375	—	—
Key management personnel (c)	—	—	—	—	—	—	1,416	—	—	—	—	—	1,416	—	—
Others (g)	—	—	—	—	—	—	—			1,138	—	—	1,138	—	—
Interest expenses (f)	(408)	(14)	(2,503)	(145)	(26)	(3,016)	(298)	(215)	(2,181)	(9,246)	(514)	(15,954)	(10,097)	(769)	(23,654)
Conedi Participações Ltda	—	—	—	—	—	—	—	—	—	(1,647)	—	—	(1,647)	—	—
Log Commercial Properties E Participações S/A	—	—	—	—	—	—	—	—	—	(6,094)	—	—	(6,094)	—	—
Verona Empreendimentos LTDA	—	—	—	—	—	—	—	—	—	(256)	—	—	(256)	—	—
Key management personnel (c)	—	—	—	—	—	—	(298)	(215)	(2,181)	—	—	—	(298)	(215)	(2,181)
Others (g)	(408)	(14)	(2,503)	(145)	(26)	(3,016)	—	—	—	(1,249)	(514)	(15,954)	(1,802)	(554)	(21,473)
Other administrative expenses	36	—	—	—	—	—	947	—	—	7,600	737	737	737	737	—
MRV Engenharia e Participação S/A	—	—	—	—	—	—	—	—	—	2,371	—	—	2,371	—	—
Lott Oliveira Braga	—	—	—	—	—	—	—	—	—	1,341	—	—	1,341	—	—
T. Lott Advocacia	—	—	—	—	—	—	—	—	—	765	—	—	765	—	—
Key management personnel (c)	—	—	—	—	—	—	947	—	—	—	—	—	947	—	—
Others (g)	36	—	—	—	—	—	—	—	—	3,124	737	737	3,160	737	—

(a)Inter & Co is directly controlled by Costellis International Limited, SBLA Holdings and Hottaire,;
(b)Entities with significant influence by Inter & Co;
(c)Directors and member of the Board of Directors of Inter & Co;
(d)Any immediate family members of key management personnel or companies controlled by them;
(e)Income related to the receipt of interest on credit operations with related parties.
(f)Refer to expenses on intermediation of fixed income products
(g)“Others” refer to dispersed balances, which are not relevant for opening.
Remuneration of key management personnel
The remuneration of the key management personnel of the Group is presented in note 30 in the caption ‘remuneration of the executive board and the board of directors’ ad referendum to the Annual Shareholders’ Meeting. The Group has a stock option plan for preferred shares for its key management personnel. Further information on the plan is detailed in explanatory note 33.